Summary of material accounting policies (Details) $ in Millions	1 Months Ended
Mar. 31, 2025 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Number of towers converted from right-of-use assets to property, plant and equipment | item	1,562
Number of tower related land assets converted from right-of-use assets to property, plant and equipment | item	187
Gains (losses) recognised on reclassification from right of use assets to property, plant and equipment	$ 3.8
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	71.9
Increase (decrease) through transfers, right-of-use assets	$ (71.9)